THE ADVISORS’ INNER CIRCLE FUND	RHJ SMALL CAP PORTFOLIO JANUARY 31, 2022 (Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK ††— 97.0%

	Shares	Value

COMMUNICATION SERVICES — 1.6%
PubMatic, Cl A*	11,600	$284,780

CONSUMER DISCRETIONARY — 15.2%
American Public Education*	12,200	260,958
Bowlero*	20,500	169,535
Callaway Golf*	11,700	279,162
Five Below*	2,400	393,600
Monro	7,600	377,948
Papa John’s International	3,700	456,765
Skyline Champion*	6,800	457,912
Travel + Leisure	6,900	391,920

		2,787,800

CONSUMER STAPLES — 1.6%
Primo Water	18,100	302,270

ENERGY — 2.5%
Denbury*	6,000	450,840

FINANCIALS — 4.5%
Nicolet Bankshares*	4,600	428,214
Umpqua Holdings	19,400	393,432

		821,646

HEALTH CARE — 19.3%
Bioventus, Cl A*	26,500	345,295
Covetrus*	12,700	229,489
Encompass Health	4,400	272,976
Ensign Group	3,700	279,091
Haemonetics*	4,300	207,905
Harmony Biosciences Holdings*	10,900	390,874
ModivCare*	2,500	289,825
NuVasive*	5,400	280,854

1

THE ADVISORS’ INNER CIRCLE FUND	RHJ SMALL CAP PORTFOLIO JANUARY 31, 2022 (Unaudited)

COMMON STOCK — continued

	Shares	Value

HEALTH CARE — continued
Omnicell*	3,000	$450,420
Pacira BioSciences*	6,200	389,174
R1 RCM*	16,800	399,504

		3,535,407

INDUSTRIALS — 20.7%
API Group*	14,100	314,430
Arcosa	6,500	303,290
GATX	3,200	334,240
Gibraltar Industries*	4,000	219,200
Griffon	13,700	306,743
Hub Group, Cl A*	4,800	363,456
ICF International	4,800	453,072
Matson	5,200	507,832
Primoris Services	14,168	364,401
Tetra Tech	2,600	361,894
Vicor*	2,898	273,369

		3,801,927

INFORMATION TECHNOLOGY — 26.2%
A10 Networks	24,800	367,040
Axcelis Technologies*	5,600	350,616
Azenta	3,900	328,926
EPAM Systems*	700	333,298
Fabrinet*	3,500	396,060
Infinera*	40,600	341,852
Mimecast*	5,700	454,347
Model N*	12,113	335,045
Pegasystems	3,100	307,582
Progress Software	10,500	477,855
Silicon Motion Technology ADR	4,042	319,318
Viavi Solutions*	22,900	376,934
WNS Holdings ADR*	5,060	425,850

		4,814,723

2

THE ADVISORS’ INNER CIRCLE FUND	RHJ SMALL CAP PORTFOLIO JANUARY 31, 2022 (Unaudited)

COMMON STOCK — continued

	Shares	Value
MATERIALS — 5.4%
Ingevity*	4,200	$276,822
Materion	4,500	372,825
Osisko Gold Royalties	30,500	337,025

		986,672

TOTAL COMMON STOCK
(Cost $14,094,410)		17,786,065

SHORT-TERM INVESTMENT (A) — 3.1%

First American Government Obligations Fund, Cl X , 0.030%
(Cost $571,231)	571,231	571,231

TOTAL INVESTMENTS— 100.1%
(Cost $14,665,641)		$18,357,296

Percentages are based on Net Assets of $18,344,433.

*	Non-income producing security.
††	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
(A)	The rate reported is the 7-day effective yield as of January 31, 2022.

ADR	American Depositary Receipt
Cl	Class

As of January 31, 2022, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements under U.S. generally accepted accounting principles.

For the period ended January 31, 2022, there were no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

RHJ-QH-002-3700

3

THE ADVISORS’ INNER CIRCLE FUND	RHJ MICRO CAP PORTFOLIO JANUARY 31, 2022 (Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK — 95.4%

	Shares	Value

COMMUNICATION SERVICES — 2.9%
QuinStreet*	40,754	$655,732
Thryv Holdings*	22,000	713,460

		1,369,192

CONSUMER DISCRETIONARY — 17.9%
American Public Education*	29,400	628,866
Chuy’s Holdings*	17,100	431,091
Clarus	31,705	714,314
Designer Brands, Cl A*	33,700	443,829
Duluth Holdings, Cl B*	55,000	829,400
El Pollo Loco Holdings*	42,300	564,282
Funko, Cl A*	33,800	584,064
Green Brick Partners*	29,600	700,928
Holley*	54,100	640,544
Johnson Outdoors, Cl A	5,924	534,463
Unifi*	22,900	435,329
XPEL*	5,868	365,929
Xponential Fitness, Cl A*	31,800	555,228
Zumiez*	19,754	887,942

		8,316,209

CONSUMER STAPLES — 2.7%
elf Beauty*	17,592	520,019
Nature’s Sunshine Products	41,000	723,240

		1,243,259

ENERGY — 1.3%
National Energy Services Reunited*	59,582	591,649

FINANCIALS — 4.3%
Federal Agricultural Mortgage, Cl C	5,600	682,080
Guaranty Bancshares	11,393	404,907
QCR Holdings	15,700	895,528

		1,982,515

THE ADVISORS’ INNER CIRCLE FUND	RHJ MICRO CAP PORTFOLIO JANUARY 31, 2022 (Unaudited)

COMMON STOCK — continued

	Shares	Value

HEALTH CARE — 17.6%
Accuray*	123,711	$451,545
Antares Pharma*	216,294	728,911
Bioventus, Cl A*	48,800	635,864
CareDx*	7,618	318,432
Cerus*	100,397	538,128
Convey Health Solutions Holdings*	47,500	370,025
CryoPort*	8,317	347,401
IntriCon*	26,003	380,424
iRadimed*	12,938	515,191
Lantheus Holdings*	24,715	628,008
LeMaitre Vascular	15,204	643,281
Mesa Laboratories	1,904	541,365
Surmodics*	15,300	698,904
U.S. Physical Therapy	4,528	438,175
Utah Medical Products	6,760	635,913
Viemed Healthcare*	65,200	301,876

		8,173,443

INDUSTRIALS — 22.3%
Air Transport Services Group*	23,528	631,727
Alamo Group	3,400	478,890
Allied Motion Technologies	20,727	743,063
CBIZ*	18,051	697,310
Construction Partners, Cl A*	19,321	506,983
CRA International	5,996	510,020
Energy Recovery*	34,271	671,026
Exponent	6,606	627,438
Huron Consulting Group*	12,872	567,913
Infrastructure and Energy Alternatives*	51,100	460,922
Kornit Digital*	4,979	523,094
Montrose Environmental Group*	12,647	578,853
MYR Group*	8,866	833,670
Radiant Logistics*	78,875	489,814

THE ADVISORS’ INNER CIRCLE FUND	RHJ MICRO CAP PORTFOLIO JANUARY 31, 2022 (Unaudited)

COMMON STOCK — continued

	Shares	Value
INDUSTRIALS — continued
Shyft Group	17,677	$741,373
Sterling Construction*	32,791	833,219
Vicor*	4,960	467,877

		10,363,192

INFORMATION TECHNOLOGY — 21.0%
A10 Networks	63,500	939,800
Absolute Software	34,500	277,725
ADTRAN	41,479	796,812
Axcelis Technologies*	13,141	822,758
CoreCard*	19,700	730,870
Ebix	21,600	656,424
Harmonic*	78,577	845,488
Luna Innovations*	55,600	405,324
MagnaChip Semiconductor*	30,727	546,633
Model N*	15,633	432,409
NeoPhotonics*	74,300	1,141,248
Perficient*	8,249	864,660
Silicon Motion Technology ADR	8,845	698,755
Vishay Precision Group*	19,400	621,382

		9,780,288

MATERIALS — 4.4%
Haynes International	12,713	478,263
Ranpak Holdings, Cl A*	28,146	756,002
UFP Technologies*	11,539	818,807

		2,053,072

REAL ESTATE — 1.1%
RE, Cl A	16,805	500,117

TOTAL COMMON STOCK
(Cost $33,267,467)		44,372,936

THE ADVISORS’ INNER CIRCLE FUND	RHJ MICRO CAP PORTFOLIO JANUARY 31, 2022 (Unaudited)

SHORT-TERM INVESTMENT (A) — 4.7%

	Shares	Value

First American Government Obligations Fund, Cl X , 0.030%
(Cost $2,182,709)	2,182,709	$2,182,709

TOTAL INVESTMENTS— 100.1%
(Cost $35,450,176)		$46,555,645

Percentages are based on Net Assets of $46,520,163.

*	Non-income producing security.
††	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
(A)	The rate reported is the 7-day effective yield as of January 31, 2022.

ADR	American Depositary Receipt
Cl	Class

As of January 31, 2022, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements under U.S. generally accepted accounting principles.

For the period ended January 31, 2022, there were no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

RHJ-QH-004-2300

4